Due To Related Parties (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Dongguan Kanglv Co. Ltd CNY	Dec. 31, 2010 Dongguan Kanglv Co. Ltd CNY	Dec. 31, 2011 Ctrip.com International Ltd CNY	Dec. 31, 2010 Ctrip.com International Ltd CNY	Dec. 31, 2011 Xiamen Shuiwu Co. Ltd CNY	Dec. 31, 2010 Xiamen Shuiwu Co. Ltd CNY
Related Party Transaction [Line Items]
Payables to related parties	$ 444,000	2,797,000	4,182,000	0	1,496,000	2,557,000	1,421,000	240,000	1,265,000